Convertible Preferred Stock and Stockholders' Equity (Deficit)	9 Months Ended
Sep. 30, 2019
Federal Home Loan Banks [Abstract]
Convertible Preferred Stock and Stockholders' Equity (Deficit)

7. Convertible Preferred Stock and Stockholders’ Equity (Deficit)

Convertible Preferred Stock

Immediately prior to the closing of the Company’s IPO, 18,670,259 shares of outstanding convertible preferred stock converted into 18,670,259 shares of common stock. As discussed in Note 1, the fractional shares resulting from the Reverse Stock Split, aggregating to 45 whole shares of common stock and 69 whole shares of convertible preferred stock were settled in cash in fiscal 2019.

Preferred Stock

The Company’s amended and restated certificate of incorporation, which became effective upon the completion of the IPO, authorizes 5,000,000 shares of preferred stock, of which no shares were issued or outstanding as of September 30, 2019.

Preferred Stock Warrants

Upon the closing of the IPO, all of the outstanding convertible preferred stock warrants were converted into 54,903 common stock warrants, which resulted in the reclassification of the convertible preferred stock warrant liability of $0.8 million to additional paid-in capital. In April 2019, all of these common stock warrants were net exercised into 49,321 shares of common stock.

Common Stock Warrants

Upon the IPO, 91,446 common stock warrants held by related parties were net exercised based on the IPO price of $17.00 per share into 79,632 shares of common stock.

In February 2018, in connection with the execution of a Loan and Security Agreement with Silicon Valley Bank for a term loan and revolving line of credit (the “2018 Loan and Security Agreement”), the Company issued warrants to purchase shares of the Company’s common stock. In April 2019, all of these common stock warrants were net exercised into 29,887 shares of common stock.

The key terms of the outstanding common stock warrants are summarized in the following table:

	Warrants Outstanding December 31, 2018	Warrants Outstanding September 30, 2019	Exercise Price	Expiration
Related party common stock warrants	141,778	—	$2.196	May 2025
Common stock warrants issued in connection with the 2018 Loan and Security Agreement	34,440	—	$4.026	February 2028

Total common stock warrants	176,218	—